Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Diversified Municipal Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.5%
Long-Term Municipal Bonds – 91.6%
Alabama – 2.7%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) 4.00%, 12/01/2050	$	5,000	$5,771,650

Arizona – 0.2%
City of Phoenix Civic Improvement Corp. 5.00%, 07/01/2021		420	429,971

Arkansas – 3.5%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019A 1.75%, 11/01/2032		7,255	7,389,000

California – 5.2%
California State Public Works Board (California State Public Works Board Lease) Series 2021A 5.00%, 02/01/2022(a)		2,050	2,075,974
Los Angeles Unified School District/CA Series 2020R 5.00%, 07/01/2023		1,915	2,142,138
San Francisco Intl Airport Series 2019H 5.00%, 05/01/2024		1,890	2,168,945
State of California 5.00%, 03/01/2022		3,540	3,738,983
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049		910	925,079

			11,051,119

Colorado – 1.4%
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2026		1,885	2,350,180
Vauxmont Metropolitan District AGM 5.00%, 12/01/2021-12/15/2022		670	704,343

			3,054,523

District of Columbia – 5.6%
District of Columbia (District of Columbia Fed Hwy Grant) 5.00%, 12/01/2023-12/01/2024		3,055	3,499,085
Metropolitan Washington Airports Authority Series 2020A 5.00%, 10/01/2024		7,230	8,431,409

			11,930,494

	Principal Amount (000)		U.S. $ Value

Florida – 5.7%
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2025	$	1,000	$1,118,150
Capital Trust Agency, Inc. (Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12) 4.00%, 12/15/2023(b)		365	382,564
County of Osceola FL Transportation Revenue Series 2020A 5.00%, 10/01/2021-10/01/2022		510	535,699
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025		500	509,080
State of Florida 5.00%, 07/01/2022		8,485	9,092,865
Village Community Development District No. 13 2.625%, 05/01/2024		500	509,330

			12,147,688

Georgia – 4.1%
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) 5.00%, 04/01/2023(a)		1,200	1,319,976
Development Authority of Monroe County (The) (Oglethorpe Power Corp.) Series 2013A 1.50%, 01/01/2039		2,150	2,195,300
Georgia State Road & Tollway Authority (State of Georgia Fed Hwy Grant) 5.00%, 06/01/2021		2,890	2,946,933
State of Georgia Series 2016E 5.00%, 12/01/2021		2,110	2,202,967

			8,665,176

Guam – 0.9%
Antonio B Won Pat International Airport Authority Series 2019A 5.00%, 10/01/2022		875	913,631
Guam Department of Education (Guam Department of Education COP) 3.625%, 02/01/2025		1,000	1,006,140

			1,919,771

Illinois – 6.5%
City of Chicago IL Series 2020A 5.00%, 01/01/2025		1,000	1,104,520
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020B 5.00%, 05/15/2050		2,025	2,471,654
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2022		4,945	5,258,315

	Principal Amount (000)		U.S. $ Value

Sales Tax Securitization Corp. Series 2020A 5.00%, 01/01/2026	$	2,740	$3,256,189
State of Illinois Series 2017D 5.00%, 11/01/2021		1,690	1,737,844

			13,828,522

Indiana – 2.1%
Indiana Finance Authority (Indiana Finance Authority State Revolving Fund) 5.00%, 02/01/2023		3,950	4,344,565

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022		670	685,913

Kentucky – 7.0%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant) Series 2015A 5.00%, 09/01/2023		1,000	1,121,590
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2024		1,000	1,097,780
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048		5,800	6,413,814
Louisville & Jefferson County Metropolitan Sewer District 5.00%, 05/15/2022		4,505	4,798,771
Series 2016C 5.00%, 05/15/2021		1,470	1,495,725

			14,927,680

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(b)		100	111,633
6.10%, 06/01/2038-12/01/2040(b)		205	252,388

			364,021

Maryland – 1.0%
State of Maryland Department of Transportation Series 2016 5.00%, 11/01/2021		1,930	2,007,046

Massachusetts – 0.4%
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2020C 5.00%, 10/01/2022-10/01/2025		795	892,741

Michigan – 3.4%
City of Detroit MI 5.00%, 04/01/2021-04/01/2023		2,470	2,548,222

	Principal Amount (000)		U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006D 0.751% (LIBOR 3 Month + 0.60%), 07/01/2032(c)	$	1,530	$1,480,887
NATL Series 2005B 5.50%, 07/01/2021		1,690	1,731,117
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B 1.25%, 06/01/2030		1,500	1,555,500

			7,315,726

Missouri – 1.0%
Missouri State Environmental Improvement & Energy Resources Authority Series 2010B 5.00%, 07/01/2023 (Pre-refunded/ETM)		2,205	2,205,000

Nebraska – 0.4%
Central Plains Energy Project (Royal Bank of Canada) 4.00%, 12/01/2049		810	930,358

Nevada – 1.9%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(b)		190	190,781
Clark County Water Reclamation District 5.00%, 07/01/2021		2,765	2,830,779
State of Nevada Department of Business & Industry 0.50%, 01/01/2050 (Pre-refunded/ETM)(b)		1,000	1,001,170

			4,022,730

New Jersey – 3.7%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019H 5.25%, 09/01/2022(b)		3,000	3,232,020
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) 1.20%, 11/01/2034		4,000	4,056,560
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 12/15/2024		490	564,754

			7,853,334

	Principal Amount (000)		U.S. $ Value

New Mexico – 0.3%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) 2.25%, 05/15/2024	$	600	$591,372

New York – 4.6%
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2019A 5.00%, 05/01/2021		5,015	5,093,635
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017B 5.00%, 02/15/2023		1,335	1,469,355
New York Transportation Development Corp. (JFK International Air Terminal LLC) 5.00%, 12/01/2022-12/01/2023		1,880	2,085,946
Syracuse Industrial Development Agency (Syracuse Industrial Development Agency Lease) Series 2020A 4.00%, 05/01/2022		1,060	1,113,307

			9,762,243

Ohio – 1.8%
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029		445	450,220
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2021-12/01/2022		445	468,315
State of Ohio (State of Ohio Department of Transportation) Series 20192 4.00%, 12/15/2021		2,000	2,071,100
5.00%, 12/15/2022		680	742,615

			3,732,250

Oklahoma – 0.9%
Comanche County Memorial Hospital 5.00%, 07/01/2022		135	142,034
Oklahoma County Finance Authority (Oklahoma County Independent School District No 52 Midwest City-Del City) Series 2018 5.00%, 10/01/2021		1,500	1,552,215
Oklahoma Development Finance Authority (Gilcrease Expressway West) 1.625%, 07/06/2023		100	100,082

			1,794,331

Pennsylvania – 6.4%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2023(b)		535	566,688

	Principal Amount (000)		U.S. $ Value

Commonwealth Financing Authority (Commonwealth Financing Authority State Lease) Series 2018 5.00%, 06/01/2021	$	1,535	$1,562,876
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 5.00%, 04/15/2021-04/15/2022		570	585,023
Pennsylvania Infrastructure Investment Authority (Pennsylvania Infrastructure Investment Authority SRF) Series 2018A 5.00%, 01/15/2021		4,390	4,395,926
Pennsylvania Intergovernmental Cooperation Authority (Pennsylvania Intergovernmental Cooperation Authority State Lease) 5.00%, 06/15/2021		2,380	2,430,075
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2023		800	873,944
Philadelphia Authority for Industrial Development (St. Joseph’s University) 4.00%, 11/01/2021-11/01/2024		970	1,049,970
5.00%, 11/01/2025-11/01/2026		1,850	2,232,456

			13,696,958

Tennessee – 0.9%
County of Shelby TN Series 2019B 5.00%, 04/01/2021		1,910	1,932,213

Texas – 5.2%
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) 5.00%, 06/01/2024-06/01/2032		5,355	6,485,101
Houston Independent School District 4.00%, 06/01/2029		2,030	2,206,975
Texas Transportation Commission State Highway Fund Series 2015 5.00%, 10/01/2023		2,150	2,430,812

			11,122,888

Virginia – 3.1%
Virginia Beach Development Authority (City of Virginia Beach VA Lease) Series 2020B 5.00%, 08/01/2021		2,790	2,867,702
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019B 5.00%, 02/01/2021		1,820	1,826,461

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) 5.00%, 01/01/2022-01/01/2025	$	1,805	$1,986,430

			6,680,593

Washington – 6.9%
State of Washington 5.00%, 06/01/2024-06/01/2025(a)		4,500	5,298,930
Series 2019R 5.00%, 01/01/2023		3,015	3,303,385
Tobacco Settlement Authority/WA 5.00%, 06/01/2023		855	950,717
University of Washington Series 2018 5.00%, 04/01/2021		5,055	5,113,790
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(b)		105	103,416

			14,770,238

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		500	503,460

Wisconsin – 4.1%
State of Wisconsin Series 2015C 5.00%, 05/01/2022		3,985	4,240,199
Series 20212 5.00%, 05/01/2023(a)		3,275	3,628,471
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2023(b)		710	746,787
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 2.25%, 11/01/2026		100	99,999

			8,715,456

Total Long-Term Municipal Bonds (cost $191,776,920)			195,039,030

Short-Term Municipal Notes – 8.9%
California – 0.5%
City of Los Angeles CA 4.00%, 06/24/2021		1,000	1,018,410

New York – 3.7%
Metropolitan Transportation Authority Series 2018C 5.00%, 09/01/2021		3,500	3,566,325
Series 2019D 5.00%, 09/01/2022		1,635	1,713,251
Series 2020A 5.00%, 02/01/2023		925	980,075

	Principal Amount (000)		U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2019A 5.00%, 03/01/2022	$	1,555	$1,631,226

			7,890,877

Texas – 4.7%
City of Houston TX 3.00%, 06/30/2021		1,500	1,520,955
State of Texas 4.00%, 08/26/2021		8,400	8,609,328

			10,130,283

Total Short-Term Municipal Notes (cost $19,061,847)			19,039,570

Total Municipal Obligations (cost $210,838,767)			214,078,600

GOVERNMENTS - TREASURIES – 1.4%
United States – 1.4%
U.S. Treasury Notes 0.25%, 07/31/2025 (cost $2,896,081)		2,900	2,891,391

		Shares

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 3.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(d) (e) (f) (cost $6,397,758)		6,397,758	6,397,758

Total Investments – 104.9% (cost $220,132,606)(g)			223,367,749
Other assets less liabilities – (4.9)%			(10,492,955)

Net Assets – 100.0%			$212,874,794

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,275	01/15/2030	1.714%	CPI#	Maturity	$47,969	$—	$47,969
USD	1,275	01/15/2030	1.731%	CPI#	Maturity	45,589	—	45,589
USD	425	01/15/2030	1.572%	CPI#	Maturity	22,567	—	22,567
USD	425	01/15/2030	1.587%	CPI#	Maturity	21,876	—	21,876

						$138,001	$—	$138,001

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	172	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	$8,082	$—	$8,082
USD	388	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	19,225	—	19,225
USD	430	10/09/2029	3 Month LIBOR	1.470%	Quarterly/ Semi-Annual	25,011	—	25,011
USD	430	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	25,125	—	25,125

						$77,443	$—	$77,443

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	580	10/09/2029	1.120%	SIFMA*	Quarterly	$(24,882)	$—	$(24,882)
Citibank, NA	USD	580	10/09/2029	1.125%	SIFMA*	Quarterly	(25,164)	—	(25,164)

							$(50,046)	$—	$(50,046)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $6,587,447 or 3.1% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,590,598 and gross unrealized depreciation of investments was $(190,057), resulting in net unrealized appreciation of $3,400,541.

As of December 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.2% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$195,039,030	$—	$195,039,030
Short-Term Municipal Notes	—	19,039,570	—	19,039,570
Governments - Treasuries	—	2,891,391	—	2,891,391
Investment Companies	6,397,758	—	—	6,397,758

Total Investments in Securities	6,397,758	216,969,991	—	223,367,749
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	138,001	—	138,001
Centrally Cleared Interest Rate Swaps	—	77,443	—	77,443
Liabilities:
Interest Rate Swaps	—	(50,046)	—	(50,046)

Total	$6,397,758	$217,135,389	$—	$223,533,147

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

Portfolio	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,849	$28,966	$28,417	$6,398	$0